CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total 51job, Inc. shareholders' equity USD ($)	Total 51job, Inc. shareholders' equity CNY (¥)	Common shares USD ($) shares	Common shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2012		¥ 2,666,028		¥ 48		¥ 1,152,174		¥ 6,944		¥ 1,629		¥ 1,505,233				¥ 2,666,028
Balance (in shares) at Dec. 31, 2012 | shares			57,786,679	57,786,679
Exercise of share options		99,681		¥ 0		99,681										99,681
Exercise of share options (in shares) | shares			1,357,376	1,357,376
Share-based compensation		64,858				64,858										64,858
Appropriation of statutory reserves								2,262				(2,262)
Reversal of statutory reserves due to closure of certain subsidiaries								(750)				750
Foreign currency translation adjustments		(88)								(88)						(88)
Net income (loss)		500,640										500,640				500,640
Balance at Dec. 31, 2013		3,331,119		¥ 48		1,316,713		8,456		1,541		2,004,361				3,331,119
Balance (in shares) at Dec. 31, 2013 | shares			59,144,055	59,144,055
Exercise of share options		64,549		¥ 0		64,549										64,549
Exercise of share options (in shares) | shares			736,010	736,010
Share-based compensation		81,380				81,380										81,380
Repurchase and retirement of common shares		(153,684)		¥ 0		(153,684)										(153,684)
Repurchase and retirement of common shares (in shares) | shares			(875,293)	(875,293)
Zero-strike call options in connection with issuance of convertible senior notes		(268,319)				(268,319)										(268,319)
Appropriation of statutory reserves								2,329				(2,329)
Foreign currency translation adjustments		(9)								(9)						(9)
Net income (loss)		438,910										438,910				438,910
Balance at Dec. 31, 2014		3,493,946		¥ 48		1,040,639		10,785		1,532		2,440,942				¥ 3,493,946
Balance (in shares) at Dec. 31, 2014 | shares			59,004,772	59,004,772											59,004,772	59,004,772
Exercise of share options		83,476		¥ 0		83,476										¥ 83,476
Exercise of share options (in shares) | shares			838,809	838,809											838,809	838,809
Share-based compensation		85,945				85,945										¥ 85,945
Repurchase and retirement of common shares		(157,272)		¥ 0		(157,272)										(157,272)
Repurchase and retirement of common shares (in shares) | shares			(898,950)	(898,950)
Appropriation of statutory reserves								2,447				(2,447)
Foreign currency translation adjustments		890								890					$ 138	890
Net income (loss)		618,057										618,057		¥ (260)	95,371	617,797
Acquisition of a subsidiary														9,330		9,330
Balance at Dec. 31, 2015	$ 636,797	¥ 4,125,042	$ 7	¥ 48	$ 162,523	¥ 1,052,788	$ 2,043	¥ 13,232	$ 374	¥ 2,422	$ 471,850	¥ 3,056,552	$ 1,400	¥ 9,070	$ 638,197	¥ 4,134,112
Balance (in shares) at Dec. 31, 2015 | shares			58,944,631	58,944,631											58,944,631	58,944,631